Expense Example	Aug. 01, 2025 USD ($)
GQG Partners Emerging Markets Equity Fund | Investor Shares, GQG Partners Emerging Markets Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
GQG Partners Emerging Markets Equity Fund | Institutional Shares, GQG Partners Emerging Markets Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
GQG Partners Emerging Markets Equity Fund | R6 Shares, GQG Partners Emerging Markets Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
GQG Partners US Select Quality Equity Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	882
GQG Partners US Select Quality Equity Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	279
Expense Example, with Redemption, 10 Years	627
GQG Partners US Select Quality Equity Fund | R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	279
Expense Example, with Redemption, 10 Years	627
GQG Partners Global Quality Equity Fund | Investor Shares, GQG Partners Global Quality Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
GQG Partners Global Quality Equity Fund | Institutional Shares, GQG Partners Global Quality Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
GQG Partners Global Quality Equity Fund | R6 Shares, GQG Partners Global Quality Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
GQG Partners International Quality Value Fund | Investor Shares, GQG Partners International Quality Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	995
GQG Partners International Quality Value Fund | Institutional Shares, GQG Partners International Quality Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	361
Expense Example, with Redemption, 10 Years	816
GQG Partners US Quality Value Fund | Investor Shares, GQG Partners US Quality Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	876
GQG Partners US Quality Value Fund | Institutional Shares, GQG Partners US Quality Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	695
GQG Partners Global Quality Value Fund | Investor Shares, GQG Partners Global Quality Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	490
Expense Example, with Redemption, 10 Years	1,107
GQG Partners Global Quality Value Fund | Institutional Shares, GQG Partners Global Quality Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	$ 893